UNITED STATES

SECURITES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03150

BMC FUND, INC.

(Exact name of registrant as specified in charter)

800 HICKORY BLVD. SW

LENOIR, NC 28645

(Address of principal executive offices) (Zip code)

WENDY SIMS

BMC FUND, INC.

800 HICKORY BLVD. SW

LENOIR, NC 28645

(Name and address of agent for service)

Registrant's telephone number including area code: 828-758-6100

Date of fiscal year end: October 31, 2021

Date of reporting period: April 30, 2021

Item 1. Report to Stockholders.

BMC FUND, INC.

FINANCIAL STATEMENTS AND

SUPPLEMENTARY INFORMATION

(UNAUDITED)

Six Months Ended April 30, 2021

BMC FUND, INC.

BMC FUND, INC.

LETTER TO SHAREHOLDERS

Six Months Ended April 30, 2021 (Unaudited)

TO OUR SHAREHOLDERS:

We are happy to present to you our semi-annual report (unaudited) for the six months ended April 30, 2021, which we believe contains complete and pertinent financial information.

BMC Fund, Inc. (the “Fund”) became a Regulated Investment Company (“RIC”) on April 1, 1981. During the six months ended April 30, 2021, the Fund paid the following dividends per share:

December 10, 2020 to shareholders of record November 25, 2020	$.25
March 10, 2021 to shareholders of record February 25, 2021	.25

Total	$.50

The attached Schedule of Investments is a listing of the entire Fund’s diversified securities at April 30, 2021, with a total market value of $109,888,520.

M. Hunt Broyhill

Chairman and President

BMC FUND, INC.

GRAPHIC PRESENTATION OF PORTFOLIO HOLDINGS AND

SECTOR DIVERSIFICATION

Six Months Ended April 30, 2021 (Unaudited)

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2021

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
CORPORATE BONDS:
BRINKER INTL INC		3.875%	5/15/2023	100,000	99,320	102,125
INGLES MKTS INC		5.750%	6/15/2023	112,000	82,162	82,795
VOYA FINANCIAL INC		5.650%	5/15/2053	150,000	150,000	160,875
LINCOLN NATL CORP IND		4.997%	5/17/2066	125,000	94,860	107,500
FPL GROUP CAP INC		6.350%	10/1/2066	586,000	562,772	540,585
PP&L CAP FUNDING FLT RATE		5.051%	3/30/2067	500,000	500,000	467,451
WISCONSIN ENERGY		4.728%	5/15/2067	250,000	241,428	228,133
TRANSCANADA PIPELINES LTD		6.350%	5/15/2067	250,000	198,914	204,592
JP MORGAN CHASE CAP XXIII	[5]	3.700%	5/15/2077	250,000	233,038	217,738
BUCKEYE PARTNERS LP		6.375%	1/22/2078	450,000	336,860	369,000
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,607,047	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	527,358	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,338,001	-
				9,273,000	5,971,760	2,480,794	2.21%
MUNICIPAL BONDS:
VIRGIN ISLANDS PUB FIN AUTH		6.625%	10/1/2029	100,000	87,973	100,812
VIRGIN ISLANDS PUB FIN AUTH		6.750%	10/1/2037	1,200,000	1,005,349	1,209,744
				1,300,000	1,093,322	1,310,556	1.17%

TOTAL INVESTMENTS IN FIXED INCOME				$10,573,000	$7,065,082	$3,791,350	3.38%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2021

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
FPA NEW INCOME INC COM	10,000.00	100,000	100,100
DOUBLELINE TOTAL RETURN BOND I	129,763.65	1,439,365	1,365,114
PIMCO FDS INCOME FUND INSTL	128,944.70	1,500,000	1,555,073
TOTAL BOND MUTUAL FUNDS		3,039,365	3,020,287	2.70%

STOCK MUTUAL FUNDS:

INTERNATIONAL EQUITIES
Diversified Emerging Markets
PZENA EMERGING MARKETS VALUE FUND INST	47,531.27	500,000	597,468
		500,000	597,468	0.53%

TOTAL INTERNATIONAL EQUITIES		500,000	597,468	0.53%

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV	20,045.04	422,892	581,507	0.52%

Diversified Emerging Markets
VANGUARD EMERGING MARKETS SEL STK INV SHRS	22,255.64	500,000	634,063	0.57%

Large Cap Blend
COOK & BYNUM FUND	65,145.23	1,000,000	889,884	0.79%

Mid Cap Blend
AKRE FOCUS FUND INSTL	5,590.87	128,758	342,273	0.31%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2021

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,303	2,022,317	1.80%

Precious Metals
ISHARES SILVER TRUST	3	23,802.00	399,993	571,486
SPDR GOLD SHARES	3	5,000.00	486,825	828,300
VANECK VECTORS GOLD MINERS		10,832.00	277,635	372,187
			1,164,453	1,771,973	1.58%

Utilities
UTIL SELECT SECTOR SPDR ET		11,000.00	357,288	733,920	0.65%

TOTAL SPECIALTY FUNDS			5,098,694	6,975,937	6.23%

TOTAL STOCK MUTUAL FUNDS			5,598,694	7,573,405	6.76%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$8,638,059	$10,593,692	9.45%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2021

			Market	Percent of
Company Name		Cost	Value	Net Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
BAM CREDIT OPPORTUNITIES FUND	2, 3	1,000,000	994,627
ELLIOTT ASSOCIATES LP CL B	2, 3	3,000,000	7,729,627
GRAHAM INSTITUTIONAL PARTNERS LP	2, 3	2,365,123	2,639,495
GREENLIGHT MASTERS QUALIFIED LP	2, 3	500,000	2,572,181
INFINITY PREMIER FUND, LP	2, 3	1,500,000	2,761,176
LITESPEED PARTNERS, LP	2, 3	664,400	1,566,523
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	2, 3	-	51,367
MUDRICK DISTRESSED OPPORTUNITY DRAWDOWN FUND II, L.P.	2, 3	3,496,363	4,821,108
OAKTREE ENHANCED INCOME FUND II, LP	2, 3	(35,330)	23,348
OLD WELL EMERGING MARKETS FUND	2, 3	1,000,000	1,535,372
PRIVET FUND LP	2, 3	1,000,000	1,532,105
SEGRA RESOURCE ONSHORE PARTNERS, LP	2, 3	250,000	589,036
SJC ONSHORE DIRECT LENDING FUND IV - 5 YEAR, L.P.	2, 3	985,535	1,022,375
STARK INVESTMENTS LP	2, 3	22,609	58,514
VIRGO SOCIETAS III (ONSHORE) LP	2, 3	970,119	1,713,704
WALNUT INVESTMENT PARTNERS	2, 3	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A46	2, 3	2,000,000	2,331,762
TOTAL LIMITED PARTNERSHIPS		18,954,386	31,942,320	28.51%

TOTAL OTHER INVESTMENTS		$18,954,386	$31,942,320	28.51%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2021

					Percent
Sectors and	Shares	Company Name		Market	of Net
Industries	Held		Cost	Value	Assets

COMMON STOCKS:

COMMUNICATION SERVICES
Communication Services	12,000.00	AT&T CORP COM	348,802	376,920
	4,500.00	BCE INC COM	191,785	212,625
	2,000.00	SK TELECOM LTD SPONSORED A	27,904	60,080
	10,000.00	TELEFONICA BRASIL S.A.	144,120	79,300
	7,062.00	TELEFONICA S A SPONSORED ADR	110,736	33,121
	6,500.00	VODAFONE GROUP	169,802	123,175
			993,149	885,221	0.79%

Media and Entertainment	1,151.00	ALPHABET INC CAP STK CL C	705,824	2,774,048
	700.00	FACEBOOK INC CL A	117,131	227,556
	250.00	GRAHAM HOLDINGS CO COM CL B	102,330	158,902
	6,155.00	MADISON SQUARE GRDN EN CL	523,839	557,705
	33,150.00	MSG NETWORK INC CL A	549,620	526,091
			1,998,744	4,244,302	3.79%

TOTAL COMMUNICATION SERVICES			2,991,893	5,129,523	4.58%

CONSUMER DISCRETIONARY
Consumer Discretionary	500.00	WHIRLPOOL CORP COM	55,842	118,225
			55,842	118,225	0.11%

Consumer Durables & Apparel	55.00	NVR INC COM	267,491	275,996
			267,491	275,996	0.25%

Hotels, Restaurants & Leisure	1,500.00	CAESARS ENTERTAINMENT COM	121,293	146,760
	1,980.00	STARBUCKS CORPORATION	125,730	226,690
			247,023	373,450	0.33%

Media & Entertainment	1,330.00	THE WALT DISNEY COMPANY	145,582	247,407
			145,582	247,407	0.22%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2021

						Percent
Sectors and	Shares	Company Name			Market	of Net
Industries	Held			Cost	Value	Assets

COMMON STOCKS:
Retailing	5,000.00	QURATE RETAIL INC COM SER		51,275	59,500
				51,275	59,500	0.05%

Specialty Retail	500.00	GENUINE PARTS CO COM		47,272	62,485
				47,272	62,485	0.06%

TOTAL CONSUMER DISCRETIONARY				814,485	1,137,063	1.01%

CONSUMER STAPLES

Discount Stores	900.00	DOLLAR GEN CORP COM		63,635	193,275
	4,665.00	DOLLAR TREE INC COM	3	369,771	536,008
				433,406	729,283	0.65%

Food & Staples Retailing	2,500.00	KROGER CO COM		78,875	91,350
	1,500.00	WAL-MART STORES INC COM		193,790	209,865
				272,665	301,215	0.27%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2021

					Percent
Sectors and	Shares	Company Name		Market	of Net
Industries	Held		Cost	Value	Assets

COMMON STOCKS:
Food, Beverage & Tobacco	50,265.00	ALTRIA GROUP INC COM	2,160,828	2,400,154
	218,200.00	AMBEV SA SPONSORED ADR	496,970	606,596
	16,000.00	ANHEUSER-BUSCH INBEV SA/NV	1,089,597	1,135,360
	2,000.00	COCA COLA CO COM	95,569	107,960
	14,495.00	COCA COLA FEMSA S A B SPON	646,222	680,830
	1,500.00	CONSTELLATION BRANDS CL A	136,078	360,480
	8,260.00	FOMENTO ECONOMICO MEXI SPO	560,025	640,150
	500.00	GENERAL MILLS INC COM	20,240	30,430
	13,745.00	PHILIP MORRIS INTL COM	1,019,125	1,305,775
			6,224,654	7,267,735	6.49%

Household & Personal Products	2,500.00	KIMBERLY CLARK CORP COM	339,817	333,300
	275.00	PROCTER & GAMBLE CO COM	18,418	36,690
			358,235	369,990	0.33%

TOTAL CONSUMER STAPLES			7,288,960	8,668,223	7.74%

ENERGY
Energy	2,500.00	BP PLC SPONSORED ADR	98,185	62,900
	2,800.00	CHEVRON CORP	296,043	288,596
	5,404.00	EXXON MOBIL CORP COM	319,463	309,325
	5,800.00	OCCIDENTAL PETROLEUM COM	423,410	147,088
	5,000.00	PHILLIPS 66 COM	534,807	404,550
	3,200.00	RENEWABLE ENERGY GROUP COM	234,399	177,664
	3,000.00	ROYAL DUTCH SHELL ADR A	195,460	114,000
	2,000.00	ROYAL DUTCH SHELL ADR B	91,109	71,620
	3,000.00	SUNCOR ENERGY INC COM	95,203	64,260
	9,000.00	SUNOCO INC COM	215,850	315,900
	8,000.00	VALERO ENERGY CORP COM STK	586,371	591,680
			3,090,300	2,547,583	2.27%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2021

					Percent
Sectors and	Shares	Company Name		Market	of Net
Industries	Held		Cost	Value	Assets

COMMON STOCKS:
Natural Resources	3,500.00	OASIS MIDSTREAM PARTNERS COM	64,813	73,360
			64,813	73,360	0.07%

Pipelines	3,500.00	DELEK LOGISTICS PARTNERS LP	103,142	145,600
	11,999.00	ENBRIDGE INC	390,852	462,801
	12,800.00	ENERGY TRANSFER PARTNERS LP	234,907	110,208
	10,000.00	ENTERPRISE PRODUCTS PARTNERS LP	289,870	230,100
	5,000.00	GREEN PLAINS PARTNERS COM	102,799	59,400
	3,000.00	HOLLY ENERGY PARTNERS	86,820	37,200
	2,000.00	KNOT OFFSHORE PARTNERS COM	41,752	93,540
	2,000.00	MAGELLAN MIDSTREAM PARTNERS, LP	120,307	61,410
	3,500.00	MPLX LP COM UNIT REP LTD	110,582	94,465
	7,500.00	USA COMPRESSION PARTNERS COM	125,969	109,875
			1,607,000	1,404,599	1.25%

TOTAL ENERGY			4,762,113	4,025,542	3.59%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2021

						Percent
Sectors and	Shares	Company Name			Market	of Net
Industries	Held			Cost	Value	Assets

COMMON STOCKS:
FINANCIALS
Banks	5,000.00	BANK OF AMERICA CORP COM		96,603	202,650
	3,000.00	PACWEST BANCORP DEL COM		148,845	130,230
	300.00	SVB FINANCIAL GROUP COM		102,165	171,549
	7,500.00	TRUIST FINANCIAL CORP COM		303,297	444,825
				650,910	949,254	0.85%

Diversified Financials	6,000.00	ALLIANCE BERNSTEIN HLDG UN		179,730	258,660
	2,500.00	ANNALY CAP MGMT INC COM		41,062	22,700
	3,500.00	BERKSHIRE HATHAWAY INC CL B	3	387,075	962,325
	23,000.00	BLACKSTONE GROUP LP COM		710,384	2,035,270
	13,000.00	BLACKSTONE MTG TR INC COM		415,992	422,370
	13,075.00	CAPITALA FINANCE CORP COM		1,363,703	256,924
	8,000.00	CARLYLE GROUP LP COM		194,150	341,280
	800.00	CME GROUP		129,728	161,592
	5,000.00	COMPASS DIVERSIFIED HOLDINGS		68,434	127,200
	16,042.00	GOLUB CAPITAL BDC INC COM		226,471	251,218
	1,000.00	INTERNCONTINENTAL EXCHANGE COM		74,845	117,710
	1,000.00	MORGAN STANLEY COM NEW		49,351	82,550
	5,000.00	NEW YORK MTG TR INC COM PA		35,055	22,950
	150.00	QURATE RETAIL INC NT CAL 3		-	15,690
	12,700.00	STARWOOD PPTY TR INC COM		280,188	327,914
	2,000.00	VIRTU FINL INC CL A		56,931	59,260
				4,213,099	5,465,613	4.88%

Insurance	1,500.00	AON PLC SHS CL A		121,687	377,160
	5,000.00	OLD REP INTL CORP COM		84,276	123,100
	2,000.00	PROGRESSIVE CORP OHIO		188,910	201,480
	2,500.00	TRAVELERS COMPANIES COM		203,356	386,650
	5,000.00	ZURICH INS GROUP LTD SPONS ARD		148,815	205,550
				747,044	1,293,940	1.15%
TOTAL FINANCIALS				5,611,053	7,708,807	6.88%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2021

						Percent
Sectors and	Shares	Company Name			Market	of Net
Industries	Held			Cost	Value	Assets

COMMON STOCKS:
HEALTH CARE
Health Care Equipment & Services	3,000.00	DAVITA HEALTHCARE PART COM	3	196,152	349,590
	7,000.00	HOLOGIC INC COM	3	319,008	458,850
	3,550.00	LABORATORY CORP AMER HLDGS	3	420,439	943,838
	5,500.00	MCKESSON CORP COM		718,504	1,031,580
	4,000.00	QUEST DIAGNOSTICS INC COM		284,804	527,520
	300.00	QUEST DIAGNOSTICS INC COM		63,754	31,437
	600.00	STRYKER CORP		112,156	157,578
				2,114,817	3,500,393	3.12%

Pharmaceuticals & Biotechnology	3,500.00	ABBVIE INC		310,988	390,250
	1,000.00	AMGEN INC COM		222,683	239,640
	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	530,700
	25,000.00	BAYER A G SPONSORED ADR		418,325	404,750
	1,500.00	BRISTOL MYERS SQUIBB CO CO		86,655	93,630
	2,592.00	ELI LILLY & CO COM		114,185	473,740
	3,500.00	GILEAD SCIENCES INC COM		259,707	222,145
	500.00	IQVIA HOLDINGS INC COM		49,545	117,345
	3,000.00	MERCK & CO INC COM		224,002	223,500
	4,000.00	PFIZER INC COM		143,040	154,600
	1,000.00	SEATTLE GENETICS INC COM		49,131	143,760
	62.00	VIATRIS INC COM		630	825
				2,114,422	2,994,885	2.67%

Specialty Retail	2,000.00	PETMED EXPRESS INC COM		70,200	58,850
				70,200	58,850	0.05%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2021

						Percent
Sectors and	Shares	Company Name			Market	of Net
Industries	Held			Cost	Value	Assets

COMMON STOCKS:
TOTAL HEALTH CARE				4,299,439	6,554,128	5.85%

INDUSTRIALS
Capital Goods	1,500.00	3M COMPANY		222,931	295,710
	4,000.00	ABB LTD SPONSORED ADR	3	100,795	129,720
	515.00	LOCKHEED MARTIN CORP COM		180,322	195,988
	1,500.00	STURM RUGER & CO INC COM		109,373	97,410
				613,421	718,828	0.64%

Commercial Services & Supplies	500.00	WASTE MGMT INC DEL COM		17,412	68,985
				17,412	68,985	0.06%

Transportation	500.00	EXPEDITORS INTL OF WASHINGTON COM		44,448	54,930
	6,000.00	FORTRESS TRANS INFRST COM		95,790	169,440
	5,000.00	USD PARTNERS LP COM UT REP		56,643	29,000
				196,881	253,370	0.23%

Transportation Infrastructure	7,500.00	GRUPO AEROPORTUARIO DE SPO		230,257	372,975
	2,500.00	GRUPO AEROPORTUARIO DE SPO		271,470	425,250
	1,000.00	GRUPO AEROPUERTO DEL P SPO		64,309	102,700
				566,036	900,925	0.80%

TOTAL INDUSTRIALS				1,393,750	1,942,108	1.73%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2021

					Percent
Sectors and	Shares	Company Name		Market	of Net
Industries	Held		Cost	Value	Assets

COMMON STOCKS:
INFORMATION TECHNOLOGY

Hardware & Equipment	10,200.00	CISCO SYSTEMS INC	400,934	519,282
	9,500.00	CORNING INC COM	215,855	419,995
			616,789	939,277	0.84%

Software & Services	1,500.00	CITRIX SYS INC COM	164,058	185,775
	1,250.00	MICROSOFT CORP COM	122,462	315,225
	4,500.00	ORACLE CORP COM	189,460	341,055
			475,980	842,055	0.75%

Technology Hardware & Equipment	12,000.00	APPLE INC COM	411,814	1,577,520
	1,500.00	INTEL CORP COM	75,707	86,295
	1,000.00	NETAPP INC COM	41,930	74,690
	2,700.00	SEAGATE TECHNOLOGY SHS	108,598	250,668
			638,049	1,989,173	1.78%

TOTAL INFORMATION TECHNOLOGY			1,730,818	3,770,505	3.37%

MATERIALS	3,000.00	CHEMOURS CO COM	48,440	90,600
	2,026.00	DOW CHEM CO COM	74,429	126,625
	526.00	DU PONT E I DE NEMOURS COM	48,574	40,560
	500.00	ECOLAB INC COM	52,645	112,060
	2,400.00	F M C CORP COM	192,996	283,776
	500.00	MITSUI & CO LTD SPONSORED	182,130	210,375
	5,000.00	TECK RESOURCES LTD CL B	109,332	105,850
TOTAL MATERIALS			708,546	969,846	0.87%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
April 30, 2021

					Percent
Sectors and	Shares	Company Name		Market	of Net
Industries	Held		Cost	Value	Assets

COMMON STOCKS:
REAL ESTATE
Real Estate	4,500.00	BROADMARK RLTY CAP INC COM	50,675	48,510
	2,700.00	BROOKFIELD PPTY REIT I CL	47,426	48,559
	3,000.00	CYRUSONE INC COM	195,359	218,490
	2,000.00	DIGITAL RLTY TR INC COM	221,501	308,620
	12,000.00	EASTERLY GOVT PPTYS COM	214,136	257,160
	79,765.00	EQUITY COMWLTH COM SH BEN	2,223,635	2,297,232
	3,500.00	GEO GROUP INC COM	83,062	19,285
	10,000.00	HANNON ARMSTRONG SUST COM	153,105	524,000
	6,500.00	IRON MTN INC NEW COM	209,420	260,780
	4,000.00	LTC PPTYS TR INC COM R	159,295	170,120
	15,000.00	MEDICAL PPTYS TR INC COM	185,835	330,750
	2,000.00	OMEGA HEALTHCARE INVS COM	60,291	76,000
	6,000.00	PHYSICIANS RLTY TR COM	112,435	112,380
	3,000.00	TANGER FACTORY OUTLET COM	57,315	52,350
	3,000.00	TRITON INTL LTD CL A	143,190	150,510
	3,000.00	VENTAS INC COM	195,931	166,380
	500.00	W P CAREY & CO LLC COM	31,927	37,445
			4,344,538	5,078,571	4.53%

REIT	500.00	PROLOGIS TR SH BEN INT	41,266	58,265
			41,266	58,265	0.05%

TOTAL REAL ESTATE			4,385,804	5,136,836	4.58%

UTILITIES	500.00	AMERICAN STS WTR CO COM	19,159	39,595
	166.00	BROOKFIELD INFRASTRUCT SB VTG SHS A	-	11,957
	1,500.00	BROOKFIELD INFRASTRUCTURE	67,167	80,655
	6,500.00	DOMINION RES INC VA COM	330,756	519,350
	3,387.00	DUKE ENERGY CORP COM	284,791	341,037
	1,000.00	ENTERGY CORP NEW COM	69,388	109,290
	1,000.00	NEXTERA ENERGY INC COM	81,459	77,510
	5,000.00	SOUTHERN CO COM	209,871	330,850
	2,256.00	WEC ENERGY GROUP INC COM	89,900	219,216
TOTAL UTILITIES			1,152,491	1,729,460	1.54%

RIGHTS ATTACHED TO COMMON STOCKS
	725.00	OCCIDENTAL PETROLEUM CORP COM	-	7,816
			-	7,816	0.01%

TOTAL INVESTMENTS IN COMMON STOCKS			$35,139,352	$46,779,857	41.75%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Continued) (Unaudited)

April 30, 2021

		Coupon					Percent
		Interest	Maturity	Shares		Market	of Net
Company Name		Rate	Date	Held	Cost	Value	Assets

PREFERRED STOCKS:
CAPITAL ONE FINANCIAL CORP FIXED-FLOATING	4, 5	5.550%	N/A	100,000.00	83,034	99,220
CIT GROUP INC-FLOATING	4, 5	5.800%	N/A	250,000.00	252,500	258,750
CITIGROUP INC FIXED-FLOATING	4, 5	5.950%	N/A	350,000.00	341,347	350,350
COMPASS DIVERSIFIED HOLDINGS PFD	4, 5	7.250%	N/A	7,500.00	174,029	190,500
COMPASS DIVERSIFIED HOLDINGS	4, 5	7.880%	N/A	9,000.00	208,121	232,470
GENERAL ELECTRIC CO PERP PFD SER B FIXED-FLOATING	4, 5	4.100%	N/A	250,000.00	250,000	216,375
JP MORGAN CHASE & CO FIXED-FLOATING	4, 5	5.000%	N/A	150,000.00	149,992	150,187
JP MORGAN CHASE & CO PFD	4, 5	4.625%	N/A	150,000.00	148,409	150,694
NEW YORK MTG TR INC PFD	4	7.750%	N/A	2,000.00	49,337	48,840
PNC FINANCIAL SERVICES GROUP INC-FLOATING	4, 5	4.850%	N/A	250,000.00	257,440	262,188
SUNTRUST BANKS INC-FLOATING	4, 5	5.050%	N/A	250,000.00	258,750	258,992

TOTAL INVESTMENTS IN PREFERRED STOCKS					$2,172,959	$2,218,566	1.98%

BMC FUND, INC.

SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)

April 30, 2021

			Market	Percent of
	Company Name	Cost	Value	Net Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$14,562,735	$14,562,735	13.00%

TOTAL INVESTMENTS - MARKET VALUE			109,888,520	98.07%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			2,161,472	1.93%

TOTAL NET ASSETS			$112,049,992	100.00%

1In default

2Market value determined by the Fund's Board of Directors

3Non-income producing security

4Perpetual security.  Maturity date is not applicable.

5Variable rate security.  The rate shown is the coupon as of the end of the reporting period.

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
April 30, 2021

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets
CALL OPTIONS:
APPLE INC CALL OPTION, $150 EXP 7/16/21	3	(25.00)	(17,336)	(2,775)
COCA-COLA CO CALL OPTION, $52.50 EXP 5/21/21	3	(10.00)	(1,477)	(1,690)
MERCK & CO INC CALL OPTION, $80 EXP 7/16/21	3	(15.00)	(2,768)	(960)
NEXTERA ENERGY CALL OPTION, $85 EXP 6/18/21	3	(10.00)	(4,129)	(300)
PETMED EXPRESS CALL OPTION, $45 EXP 6/18/21	3	(10.00)	(2,407)	(150)
STURM RUGER CALL OPTION, $75 EXP 7/16/21	3	(15.00)	(4,777)	(1,650)
TOTAL CALL OPTIONS - LIABILITIES			(32,894)	(7,525)	-0.01%

PUT OPTIONS:
CONSTELLATION PUT OPTION, $205 EXP 10/15/21	3	(20.00)	(12,969)	(9,800)
DUKE ENERGY CO PUT OPTION, $95 EXP 10/15/21	3	(30.00)	(10,154)	(8,850)
FIREEYE INC PUT OPTION, $17 EXP 6/18/21	3	(30.00)	(3,554)	(600)
GENERAC HOLDINGS PUT OPTION, $220 EXP 5/21/21	3	(10.00)	(11,484)	(340)
LAKELAND INDS PUT OPTION, $25 EXP 7/16/21	3	(30.00)	(11,354)	(3,300)
MARTIN MARIETTA PUT OPTION, $290 EXP 7/16/21	3	(10.00)	(11,285)	(800)
MARTIN MARIETTA PUT OPTION, $300 EXP 7/16/21	3	(5.00)	(7,642)	(575)
NEXTERA ENERGY PUT OPTION, $75 EXP 6/18/21	3	(25.00)	(8,461)	(3,750)
PETMED EXPRESS PUT OPTION, $25 EXP 6/18/21	3	(20.00)	(3,074)	(1,340)
SPDR S&P 500 TR PUT OPTION, $350 EXP 5/21/21	3	(35.00)	(26,021)	(840)
VIRTU FINL INC PUT OPTION, $25 EXP 6/18/21	3	(20.00)	(3,774)	(200)
WALGREENS BOOT PUT OPTION, $42.50 EXP 7/16/21	3	(25.00)	(6,789)	(625)
WEYERHAEUSER PUT OPTION, $30 EXP 7/16/21	3	(25.00)	(2,712)	(1,250)
TOTAL PUT OPTIONS - LIABILITIES			(119,273)	(32,270)	-0.03%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(152,167)	$(39,795)	-0.04%

BMC FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
April 31, 2021

ASSETS AT MARKET VALUE:
Investment securities (cost - $86,532,573)	$109,888,520
Cash	2,106,059
Receivables, accrued interest and dividends	118,785
Other assets	47,809

Total assets	112,161,173

LIABILITIES:
Call and put options written, at fair value (premiums received $152,167)	39,795
Accounts payable and accrued expenses	1,155
Payable to broker	-
Payable to custodian	14,533
Accounts payable to affiliates	55,698

Total liabilities	111,181

NET ASSETS AT APRIL 30, 2021 - EQUIVALENT TO $22.71 PER SHARE ON 4,933,281 SHARES OF COMMON STOCK OUTSTANDING	$112,049,992

SUMMARY OF SHAREHOLDERS' EQUITY:
Common stock, par value $5.00 per share - authorized 70,000,000 shares; outstanding, 4,933,281 shares	$24,666,405
Retained earnings prior to becoming an investment company	65,065,969
Undistributed net investment income	880,870
Realized gain on investments sold and foreign currency transactions	1,519,877
Undistributed nontaxable gain	5,194,714
Net unrealized appreciation of investments and call and put options written	14,722,157

NET ASSETS APPLICABLE TO COMMON STOCK OUTSTANDING	$112,049,992

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENT OF OPERATIONS
Six Months Ended April 30, 2021

INVESTMENT INCOME:
Income:
Interest - fixed income	$137,312
Dividend income (net of $9,462 foreign tax)	880,870

Total income	1,018,182

Expenses:
Legal and professional fees	135,381
Directors' fees (Note 7)	25,250
Investment expense	53,414
Salaries and related expenses	336,027
Property and liability insurance	24,121
Depreciation expense	428
Rent	14,730
Office expense and supplies	15,126
Dues and subscriptions	14,512
Travel and entertainment	-

Total expenses	618,989

Investment income, net	399,193

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Realized gain from investments sold and foreign currency transactions	1,149,295
Realized gain from expiration or closing of options contracts written	370,582
Change in unrealized appreciation of investments and call and put options for the year	14,722,157

Net gain on investments	16,242,034

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,641,227

See accompanying notes to financial statements.

BMC FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
Six Months Ended April 30, 2021 and 2020

	2021	2020

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income	$399,193	$730,316
Net realized gains (losses) from investment securities sold, options and foreign currency transactions	1,519,877	(1,541,794)
Change in unrealized appreciation of investments and call and put options written for the year	14,722,157	(5,992,446)

Net increase (decrease) in net assets resulting from operations	16,641,227	(6,803,924)

Distributions to shareholders from:
Net realized losses on investment securities, options and foreign currency transactions	(615,002)	(222,989)
Net investment income	(475,050)	(790,450)
Retained earnings prior to becoming an investment company	(1,376,589)	(1,453,202)

TOTAL INCREASE (DECREASE) IN NET ASSETS	14,174,586	(9,270,565)

NET ASSETS AT BEGINNING OF PERIOD	97,875,406	104,394,807

NET ASSETS AT END OF PERIOD (Including undistributed net investment income:
(2021 - $133,294, 2020 - $320,485)	$112,049,992	$95,124,242

See accompanying notes to financial statements.

BMC FUND, INC.

FINANCIAL HIGHLIGHTS

Six months ended April 30, 2021 and Years  Ended October 31, 2020, 2019, 2018, 2017, 2016, 2015, 2014, 2013 and 2012

The following table presents financial information divided into three parts:  per share operating performance, total investment return and ratios and supplemental data for the six months ended April 30, 2021 and the years ended October 31, 2020, 2019, 2018, 2017, 2016, 2015, 2014, 2013 and 2012.  The first part, per share operating performance, details the changes on a per share basis of the Company's beginning net asset value to its ending net asset value.  The second part, total investment return, is based on the market price of the Company's shares of stock.  Part three, ratios and supplemental data, provides additional financial information related to the Company's performance.

	Six Months
	Ended
	April 30,
PER SHARE OPERATING	2021
PERFORMANCE	(unaudited)	2020	2019	2018	2017	2016	2015	2014	2013	2012
Net asset value, beginning of period	$19.84	$21.16	$20.77	$21.42	$20.83	$21.22	$22.62	$22.57	$22.58	$22.11
Net investment income	0.08	0.25	0.34	0.27	0.27	0.22	0.35	0.42	0.46	0.35
Net gains (losses) on investments	3.29	(0.57)	1.05	0.08	1.32	0.39	(0.73)	0.63	0.60	1.18
Total from investment operations	3.37	(0.32)	1.39	0.35	1.59	0.61	(0.38)	1.05	1.06	1.53
Less distributions:
Dividends from net investment income	0.10	0.05	0.33	0.32	0.20	0.23	0.36	0.44	0.47	0.56
Distributions from capital gains	0.12	0.28	0.08	0.37	0.35	-	0.44	0.42	0.33	0.48
Distributions from retained earnings	0.28	0.67	0.59	0.31	0.45	0.77	0.22	0.14	0.27	0.02
Total distributions	0.50	1.00	1.00	1.00	1.00	1.00	1.02	1.00	1.07	1.06
Net asset value, end of period	$22.71	$19.84	$21.16	$20.77	$21.42	$20.83	$21.22	$22.62	$22.57	$22.58

Per share market value, end of period[1]	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00	$18.00

TOTAL INVESTMENT RETURN[2]	18.74%	(1.79)%	7.74%	1.95%	8.83%	3.39%	(2.11)%	5.83%	5.89%	8.50%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (in thousands)	$112,050	$97,875	$104,397	$102,458	$105,657	$102,751	$104,684	$111,568	$111,358	$111,379
Ratio of expenses to average net assets[3]	0.06%	1.12%	1.06%	1.01%	1.03%	1.07%	0.98%	0.97%	0.95%	1.01%
Ratio of net investment income to average net assets[3]	0.38%	1.21%	1.64%	1.28%	1.26%	1.06%	1.59%	1.83%	2.04%	1.57%
Portfolio turnover rate	4.69%	20.22%	12.94%	14.18%	24.07%	15.09%	17.10%	22.02%	33.12%	32.90%

1Unaudited - Based on stock trades, which are very limited, during that year.

2Unaudited - Computed as follows:  income from investment operations divided by per share market value.

3Average is computed on a quarterly basis.

See accompanying notes to financial statements.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2021 (Unaudited)

1.	ORGANIZATION

BMC Fund, Inc. (the “Fund”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.     Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Fund’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Fund’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.     Basis of Presentation - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification. The Fund evaluates subsequent events through the date of filing with the Securities and Exchange Commission (“SEC”).

C.     Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

For the six months ended April 30, 2021, the Fund purchased and sold securities in the amount of $8,176,083 and $4,758,881 (excluding short-term investments and options), respectively.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2021 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

D.     Option Writing – When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

E.      Income Taxes – No federal tax provision is required as it is the Fund’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Fund has income recognize the tax exempt status of a regulated investment company.

The Fund did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2017 and thereafter are subject to possible future examinations by tax authorities.

F.      Dividend Policy – It is the Fund’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G.     Cash and Short-Term Investments – For purposes of financial reporting, the Fund considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H.      Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2021 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

I.       Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the "exit price") in an orderly transaction between market participants at the measurement date.

In determining fair value, the Fund uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Fund's own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2021 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2021.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$3,791,350	$-	$-	$3,791,350
Bond Mutual Funds	3,020,287	-	-	3,020,287
Stock Mutual Funds	7,573,405	-	-	7,573,405
Common Stocks – Publicly Traded	46,779,857	-	-	46,779,857
Preferred Stocks – Publicly Traded	2,218,566	-	-	2,218,566
Cash and Cash Equivalents	14,562,735	-	-	14,562,735
Limited Partnerships – Measured at NAV (2)	-	-	-	31,942,320
Total Investments	$77,946,200	$-	$-	$109,888,520

Liability Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Call Options	$(7,525)	$-	$-	$(7,525)
Put Options	(32,270)	-	-	(32,270)
Total Investments	$(39,795)	$-	$-	$(39,795)

(1)	There were no transfers between Level 1, Level 2, and Level 3 during the period.

(2)	Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in these tables are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2021 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

J.	Correction of an Error – During the six months ended April 30, 2021, the Fund determined that the cost basis of one investment was understated at October 31, 2020 by $1,204,958. Due to immateriality, the Fund corrected the cost basis of that investment as of October 31, 2020 (as reported $158,745, as corrected $1,363,703) in the Schedule of Investments. Within the Summary of Shareholders Equity included in the Statement of Assets and Liabilities the Fund reclassified $1,204,958 from Net unrealized appreciation of investments and call and put options written (as reported $8,746,162, as corrected $7,541,204) to Realized gain (loss) on investments sold and foreign currency transactions (as reported $(648,656), as corrected $556,302). This reclassification had no impact on Net Assets Applicable to Common Stock Outstanding. The impact of the error in the Statement of Operations for the year ended October 31, 2020 was a reclassification of a $1,204,958 Realized loss from investments sold and foreign currency transactions (as reported ($1,493,730), as corrected ($288,772)) to the Change in unrealized appreciation of investments and call and put options for the year (as reported ($2,150,884), as corrected ($3,355,842)). The impact of the error in the Statement of Changes in Net Assets for the year ended October 31, 2020 was a reclassification of a $1,204,958 Realized loss from investments sold and foreign currency transactions (as reported ($648,656), as corrected $556,302) to the Change in unrealized appreciation of investments and call and put options for the year (as reported ($2,150,884), as corrected ($3,355,842)). The correction of the error did not change the Net loss on investments and the Net Decrease in Net Assets Resulting From Operations for the year ended October 31, 2020.

K.	Investments in Limited Partnerships - As of April 30, 2021, the Fund was invested in limited partnerships. Each of these investments has certain restrictions with respect to rights of withdrawal by the Fund as specified in the respective agreements. Generally, the Fund is required to provide notice of its intent to withdraw after the investment has been maintained for a certain period of time. The management agreements of the limited partnerships provide for compensation to the managers in the form of fees ranging from 0.5% to 2% annually of net assets and performance incentive allowances or fees ranging from 10% to 20% of net profits earned.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2021 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The following table summarizes the Fund's investments in other limited partnerships as of April 30, 2021. The Fund's investments in limited partnerships have certain redemption and liquidity restrictions which are described in the below table.

Investment Limited Partnerships	Redemptions Notice Period	Redemptions Permitted	Liquidity Restrictions
BAM Credit Opportunities Fund	N/A	N/A	See below (8)
Elliott Associates, LP	60 days	Jan. 1 or July 1	See below (1) (2)
Graham Institutional Partners, LP	60 days	Annually	See below (3)
Greenlight Masters Qualified, LP	105 days	December 31	See below (4)
Infinity Premier Fund, LP	95 days	Quarterly	See below (5) (6)
Litespeed Partners, LP	45 days	Quarterly	See below (6)
Morrocroft Special Opportunity Fund II, LP	90 days	Quarterly	See below (4) (7)
Mudrick Distressed Opportunity Drawdown Fund II, L.P.	N/A	N/A	See below (8)
Oaktree Enhanced Income Fund II, LP	N/A	N/A	See below (8)
Old Well Emerging Markets Fund, LP	60 days	Quarterly	See below (9)
Privet Fund LP	90 days	Quarterly	See below (10)
Segra Resource Onshore Partners, LP	60 days	Quarterly	See below (11)
Stark Investments LP	N/A	N/A	See below (12)
Virgo Societas Partnership III (Onshore), LP	N/A	N/A	See below (13)
Walnut Investment Partners, LP	N/A	N/A	See below (14)
Worldwide Opportunity Fund (Cayman), Ltd.	90 days	June 30 or Dec. 31	See below (15)

(1) There is a gate provision if requests for redemptions would cause a decline in aggregate net asset value of 20%. In addition to the 20% withdrawal limitation, a partner may not withdraw more than 25% of the capital in its Class B capital account on any withdrawal date.

(2) There is a capital surcharge of 1 3/4% for a partial or full withdrawal which may be waived in whole or in part.

(3) Minimum withdrawal of $500,000 or for all of Limited Partner’s interest in the Partnership, if less. A Limited Partner may not take a partial withdrawal if it would cause the Partnership’s aggregate net asset value to be less than $5,000,000. General Partner may permit a smaller withdrawal or waive the latter requirement.

(4) There is a gate provision regarding requests for redemptions, subject to various unspecified terms.

(5) Withdrawals of capital contributed less than 12 months preceding the withdrawal date will be subject to a reduction equal to 3% of the requested withdrawal amount.

(6) There is a gate provision if aggregate requested withdrawal amounts exceed 25% of the aggregate partner capital of the partnership, each limited partner who has submitted a timely request will receive a pro rata portion of the requested withdrawal, and any balance will be considered a timely withdrawal request with respect to the next withdrawal date.

(7) Minimum withdrawal is $100,000, and subsequent withdrawals may only be made in increments of $100,000. Withdrawal maximum limits: up to 1/5 of investment on initial withdrawal date, up to 1/4 of the remainder as of any subsequent withdrawal date, up to 1/3 of the remainder as of any subsequent withdrawal date, up to 1/2 of the remainder as of any subsequent withdrawal date, and up to the remainder as of any subsequent withdrawal date.

(8) Redemptions are not permitted.

(9) Withdrawals of capital contributions may be up to ¼ of the balance of partner’s capital account.

(10) Redemptions from portions of capital balance attributable to special investments are permitted only in the general partner’s discretion.

(11) There is a gate provision regarding requests for more than 25% of its capital account.

(12) In liquidation.

(13) Redemptions are not permitted. Unless the general partner elects an earlier date, the partnership expired April 17, 2019, which is the seventy-two month anniversary date of the initial closing of April 17, 2013, subject to a discretionary extension by the general partner of up to two consecutive additional one-year periods.

(14) Walnut is in receivership.

(15) Partial redemption may not reduce capital account below the lesser of $100,000 or 1% of the capital accounts of all investors.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2021 (Unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (Continued)

The Fund is subject to credit risk to the extent that the investment managers of the underlying limited partnerships are unable to fulfill their obligations according to their organizational documents. The Fund, through its investments in limited partnerships, is subject to risk inherent when investing in securities and private investments. In connection with its investments, the Fund is subject to the market and credit risk of those investments held or sold short by the limited partnerships. Due to the nature of the Fund's investments, the above described risks are limited to the Fund's investment balances and unfunded commitments to limited partnerships.

3.	UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as April 30, 2021, were as follows:

Gross appreciation (excess of value over tax cost)	$30,005,466
Gross depreciation (excess of tax cost over value)	(6,649,519)
Net unrealized appreciation	$23,355,947
Cost of investments for income tax purposes	$86,532,573

4.	OPTIONS WRITTEN

As of April 30, 2021, portfolio securities valued at $698,720 were held in escrow by the custodian as cover for call options written by the Fund.

Transactions in options written during the six months ended April 30, 2021 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2020	745	$447,627
Options written	686	274,099
Options terminated in closing purchase transactions	(263)	(148,295)
Options expired	(843)	(421,264)
Options exercised	0	0
Options outstanding at April 30, 2021	325	$152,167

5.	PLEDGED COLLATERAL

As of April 30, 2021, cash in the amount of $3,174,750 was pledged as collateral for put options sold by the Fund.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2021 (Unaudited)

6.	DISTRIBUTIONS TO SHAREHOLDERS

Classifications of distributions, net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

On December 10, 2020, a distribution of $0.25 per share was paid to shareholders of record on November 25, 2020.

On March 10, 2021, a distribution of $0.25 per share was paid to shareholders of record on February 25, 2021.

The tax character of distributions paid during 2021 and 2020 was as follows:

	2021	2020
Distributions paid from:
Ordinary income	$475,050	$790,450
Long-term capital gains	615,002	222,989
Retained earnings prior to becoming an investment company	1,376,589	1,453,202
	$2,466,641	$2,466,641

7.	ADVISORY BOARD AND REMUNERATION OF DIRECTORS

The Fund does not have an advisory board. The independent directors are paid an annual fee of $3,000 plus $1,000 for each meeting attended in person or $500 for each meeting attended by telephone. Each such independent director is paid an additional $1,000 for each day attending a committee meeting in person or $500 by telephone other than on the date of a board meeting. In addition, all directors are reimbursed for their reasonable expenses incurred in attending meetings.

8.	RELATED PARTIES

The Fund leases office space from Broyhill Investments, Inc., which is controlled by M. Hunt Broyhill, an officer of BMC Fund, Inc. The expense associated with this related party lease for the six months ended April 30, 2021 amounted to $14,730. Broyhill Investments, Inc. also acts as a common paymaster for payroll and other shared services. This service is provided at no cost to the Fund. All amounts paid by Broyhill Investments, Inc. on behalf of the Fund are reimbursed by the Fund. The outstanding payable related to these transactions at April 30, 2021 was $55,698.

M. Hunt Broyhill is a director of Capitala Finance Corp., in which the Fund is invested.

BMC FUND, INC.

NOTES TO FINANCIAL STATEMENTS

Six Months Ended April 30, 2021 (Unaudited)

9.	IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,707,973 and have been assigned no value at April 30, 2021.

There were no impairment charges during the six months ended April 30, 2021. The Fund received $18,384 which was treated as a return of capital.

10.	SUPPLEMENTAL INFORMATION

M. Hunt Broyhill, President, and Christopher R. Pavese, CFA, Vice President and Chief Investment Officer, are primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Hunt Broyhill has had such responsibility since 2001. He has been engaged in asset management for various institutions and high net worth individuals for more than five years. Prior to joining the Fund on March 1, 2005, Mr. Pavese was a Vice President and Portfolio Manager at JP Morgan Private Bank from January 1999 until February 2005. At JP Morgan, Mr. Pavese was engaged in asset management, portfolio strategy, and asset allocation for high net worth individuals, personal trusts, endowments and foundations.

11.	SUPPLEMENTAL PROXY INFORMATION AND 2021 ANNUAL MEETING OF SHAREHOLDERS

The Annual Meeting of Shareholders of BMC Fund, Inc. was held on February 19, 2021 at the Fund’s offices in Lenoir, North Carolina. The meeting was held for the following purposes:

1. To elect the following 5 directors to serve as follows:

Director	Term	Expiring
Dale M. Brown	1 year	2022
R. Donald Farmer	1 year	2022
David B. Gilbert	1 year	2022
Samuel P. McNeil, Jr.	1 year	2022
Mark E. Roberts	1 year	2022

2. To vote upon such other business as may come before the meeting.

The directors of the Fund were elected for a one-year term at the 2021 annual meeting of shareholders of the Fund.

BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2021 (Unaudited)

The following table provides information about the directors and the officers of the Fund:

Name, Address and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Biographical Information	Other Directorships Held by Director During Past 5 Years
David Gilbert (78) 2734 Robinhood Road Winston-Salem, NC 27104	Director Chairman	Since 2021 Since 2021	Executive Vice President and Wealth Manager, Sheets Smith Wealth Management (1994-present)	Piedmont Select Equity Fund (Closed 2018)

Dale M. Brown (68) 131 Newcomb Lane Lewisville, NC 27023	Director	Since 2021	Salem Investment Counselors, a financial advisory firm (1988-present); President (2001-2017); Executive Vice President (2017-present); Chairman of the Board (2020-present)	None

R. Donald Farmer (73) 375 River Haven Drive Taylorsville, NC 28681	Director	Since 2008	President of Don Farmer, CPA, PA, an independent public accounting firm and producer of federal income tax seminars and seminar materials (1984-present)	None

Samuel P. McNeil, Jr (63) 2310 Rising Sun Lane Matthews, NC 28104	Director	Since 2021	Managing Director, Chief Executive Officer and Co-owner of River Capital Partners LLC, an investment manager (2001-present)	None

Mark E. Roberts (57) 511 Tarrytown Center Rocky Mount, NC 27804	Director	Since 2014	Chief Investment Officer of Ironsides Asset Advisors, LLC, a registered investment advisory firm (2009-present); Chief Investment Officer of Biltmore Family Offices, LLC (2013- 2017); former Director of Global Equities and Hedged Strategies, State of North Carolina Retirement System (2003-2009)	None

BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2021 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Biographical Information	Other Directorships Held by Director During Past 5 Years

M. Hunt Broyhill (57) 1870 9th Street Court, NW Hickory, NC 28601	Director Chairman President Vice President	2008-2021 2014-2021 Since 2007 2001-2007	Former Chairman of the Fund (2014-2021); President of the Fund since February 2007; former Vice President of the Fund (2001-2007); Chief Executive of Broyhill Asset Management, LLC (1997-present); Director and President of Broyhill Investments, Inc. (1988-present); Director (1983-present) and President of Broyhill Family Foundation, Inc. (1988-present); Manager and Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (1995-present)	Capitala Finance Corp. (Feb. 2013-present)

Danny A. Gilbert (54) 603 Stonecroft Court SE Lenoir, NC 28645	Vice President Chief Financial Officer	Since 2018 Since 2020	Vice President (since February 2018) and Chief Financial Officer of the Fund since January 2020; Chief Compliance Officer of the Fund (June 2017-December 2019); Vice President of Broyhill Family Foundation, Inc. (2019-present); Vice President of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (2019-present); former Assistant City manager and Finance Director, City of Lenoir, NC (2006-2016)	None

Christopher R. Pavese (44) 166 Pleasant Point Drive Hickory, NC 28601	Vice President Chief Investment Officer	Since 2013 Since 2011	Vice President (since February 2013) and Chief Investment Officer of the Fund since March 2011; Portfolio Manager of the Fund (2005-2011); Chief Investment Officer of Broyhill Asset Management, LLC (2008-present)	None

Alan R. Deal (56) 5304 Grace Drive Hickory, NC 28601	Chief Compliance Officer	Since 2020	Chief Compliance Officer of the Fund since January 2020; former Controller, Protect Plus and Imagine One Companies (August 2002-April 2019)	None

BMC FUND, INC.

DIRECTORS AND OFFICERS

Six Months Ended April 30, 2021 (Unaudited)

Name, Address and Age	Position(s) Held with Fund	Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Biographical Information	Other Directorships Held by Director During Past 5 Years

Wendy S. Sims (35) 814 Rockhouse Way SE Lenoir, NC 28645	Secretary and Treasurer	Since 2018	Secretary and Treasurer of the Fund since December 2018; Secretary and Treasurer of Broyhill Investments, Inc. (December 2018-present); Secretary and Treasurer of P. B. Realty, LLC (formerly P. B. Realty, Inc.) (December 2018-present); Assistant Secretary and Assistant Treasurer of the Fund (August 2018-December 2018); Secretary and Treasurer of Broyhill Family Foundation, Inc. (2019-present); Senior Inventory Fulfillment Specialist, Lowe’s Companies, Inc. (October 2012- March 2018)	None

BMC FUND, INC.

ADDITIONAL INFORMATION

Six Months Ended April 30, 2021 (Unaudited)

Proxy Voting - The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available without charge, upon request, by calling 828-758-6100; on the Fund’s website at http://www.bmcfund.com; and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 828-758-6100, and on the SEC’s website at http://www.sec.gov (see Form N-PX).

Portfolio Holdings - The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090.

Item. 2. Code of Ethics.

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Investments.

Included as a part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 8. Portfolio Managers of Closed-End Investment Companies.

N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None

Item 10. Submission of Matters to a Vote of Security Holders.

N/A

Item 11. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant's management carried out an evaluation, under the supervision and with the participation of Registrant's President and Chief Financial Officer, of the effectiveness of the Registrant's disclosure controls and procedures pursuant to Rule 30a-3(b) of the Investment Company Act of 1940. Based upon the evaluation, the President and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant's disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant's periodic SEC filings.

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for  Closed-End Management Investment Companies.

N/A

Item 13. Exhibits.

(a)(1)  N/A

(a)(2)  Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.

By

/s/ Danny A. Gilbert
Danny A. Gilbert
Vice President and
Chief Financial Officer

Date: July 6, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ M. Hunt Broyhill
M. Hunt Broyhill
Chairman and President

Date: July 6, 2021

By

/s/ Danny A. Gilbert
Danny A. Gilbert
Vice President and
Chief Financial Officer

Date: July 6, 2021